Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading securities	$ 3,302	$ 681
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading securities	695	$ 681
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading securities	$ 2,607